Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company is a party to various legal or administrative proceedings arising in the ordinary course of our business. While any litigation contains an element of uncertainty, we have no reason to believe the outcome of such proceedings will have a material adverse effect on the financial condition or results of operations of the Company.

Leases

For the three months ended March 31, 2019, lease expense was approximately $127,000 inclusive of short-term leases.

The lease related balances included in the Consolidated Balance Sheet as of March 31, 2019 were as follows:

Assets:

Current portion of operating lease ROU assets - included in other current assets	$266,225

Operating lease ROU assets – included in Other Assets	$208,311

Liabilities:

Current portion of ROU liabilities – included in Accounts payable and accrued expenses	$267,960

Long-term portion of ROU liabilities – included in Other liabilities	209,998

Total operating lease liabilities	$477,958

The weighted average lease term is 1.8 years and weighted average discount rate is 13.55%.

The following table presents the maturity of the Company's operating lease liabilities as of March 31, 2019:

Remainder of 2019	$235,467
2020	183,519
2021	92,391
2022	46,196
Total operating lease payments	557,573
Less: Imputed interest	(79,615)
Total operating lease liabilities	$477,958

The Company leases approximately 2,100 square feet of office space in Plantation, Florida. Monthly at an approximate rental rate of approximately $2,700 per month with a 3% increase on each annual anniversary. The Company will be responsible for their respective share of building expenses. The lease term is through August 2020.

Additionally, the Company rents office space in Long Beach, New York at a monthly cost of $7,425. The agreement is month to month and can be terminated on 30 days' notice. The agreement is between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, our CEO and his family.

In October 2018, the Company a entered into an office lease in Alpharetta, Ga. for approximately $3,800 per month through March 31, 2020 or through the termination of the master lease.

The Company lease an office location and warehouse in Bogota, Colombia. In April 2017, MultiPay S.A.S. entered an office lease beginning April 22, 2017 for two years. The new lease cost is approximately $8,500 per month with an inflation adjustment after one year. The lease is automatically extended for one additional year unless written notice to the contrary is provided at least six months in advance. Furthermore, the Company leases an apartment at approximately $2,000 a month for one of the management team.

The Company also leases space for its operation in South Africa. The current lease is through June 30, 2022 and the approximate monthly rent is $8,000.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time the Company is a party to various legal or administrative proceedings arising in the ordinary course of our business. While any litigation contains an element of uncertainty, we have no reason to believe that the outcome of such proceedings will have a material adverse effect on the financial condition or results of operations of the Company.

Executive Compensation

As of December 31, 2018, the Company had employment agreements with certain key members of the management team providing base salary amounts and provisions for stock compensation, cash bonuses and other benefits to be granted at the discretion of the Board of Directors.

As of January 31, 2017, the Company made certain changes to the management team and its Board of Directors and entered into Executive Retention Agreements with four members of the management team. The Executive Retention Agreements include provisions for base salary, bonus amounts upon meeting certain performance milestones, severance benefits for involuntary termination from a change in control or other events as defined in their respective agreements. Additionally, the vesting of certain awards could be accelerated upon a change in control (as defined).

Operating Leases

The Company leases approximately 2,100 square feet of office space in Plantation, Monthly at an approximate rate of $2,700 per month with a 3% increase on each annual anniversary. The company will be responsible for their respective share of building expenses. The lease extends to August 2020.

Additionally, the Company leased office spaces in Long Beach, New York at a monthly rent of $7,425. The lease can be terminated on 30 day’s notice.

In October 2018, the Company a sublease entered into an office lease in Alpharetta, Ga. for approximately $3,800 per month through March 31, 2020 or through the termination of the master lease.

In addition, the Company is party to operating leases for its office location and warehouse in Colombia. In April 2017, MultiPay S.A.S. entered into a new office lease beginning April 22, 2017 for two years. The new lease cost is approximately $9,000 per month with an inflation adjustment after one year. The lease was extended for one additional year. Furthermore, the Company leases an apartment at approximately $1,700 a month

The Company also leases space for its operation in South Africa. The current lease is through June 30, 2022 and the approximate monthly rent is $8,000.

Rent expense for the years ended December 31, 2018 and 2017 was approximately $381,000 and $360,000 respectively.

The following is a schedule, by years, of the future minimum lease payments required under non-convertible operating leases as of December 31, 2018.

2019	$289,000
2020	183,500
2021	92,400
2022	46,200
Total	$611,100

The Company has entered an agreement with a facial recognition software company for the grant of a perpetual license for commercial use (unless terminated for breach by either party). The initial payment under the license of $120,000 was paid in 2018 with two additional installments due on the first and second anniversary of the Effective Date of the arrangement amounting to $80,000 and $40,000, respectively. Additionally, the Company has an agreement with an identity consulting organization to provide services through September 30, 2019 at a rate of $15,000 per month.